CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 205,622	$ 198,871	$ 212,174
Costs of sales	(17,562)	(21,142)	(23,539)
Gross profit	188,060	177,729	188,635
Other income	14,523	2,620	1,829
Research and development	(52,531)	(70,369)	(38,519)
General and administrative	(46,016)	(36,974)	(24,085)
Marketing and sales	(85,803)	(59,445)	(51,604)
Other Operating Costs	(184,350)	(166,788)	(114,208)
Operating profit	18,233	13,561	76,256
Fair value gain (loss) on revaluation	(1,185)	114	69
Other finance income	4,485	14,894	715
Other finance expenses	(5,463)	(6,185)	(33,308)
Finance result, net	(2,163)	8,823	(32,524)
Share of net profits (loss) in associates using the equity method	(1,083)	694	362
Profit before tax	14,987	23,078	44,094
Income tax expense	(1,313)	(7,082)	(6,348)
Profit for the year	$ 13,674	$ 15,996	$ 37,746
Basic earnings per share (in usd per share)	$ 0.021	$ 0.025	$ 0.058
Diluted earnings per share (in usd per share)	$ 0.019	$ 0.023	$ 0.055